STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock	Preferred Stock	Preferred Stock Series B - E	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2019		11,201,785	1,000	3,466,668
Balance, amount at Dec. 31, 2019	$ (160,927)	$ 11,202	$ 1	$ 3,467	$ 6,563,781	$ (6,736,678)
Dividends to preferred stock holders	(49,607)	0	0	$ 0	0	(49,607)
Series E Preferred Shares issued for cash received , shares				2,066,668
Series E Preferred Shares issued for cash received , amount	365,000	$ 0	0	$ 2,067	360,233	0
Common shares issued for settlement of notes payable, shares		226,164
Common shares issued for settlement of notes payable, amount	3,392	$ 226	0	0	3,166	0
Common shares issued for services, shares		200,000
Common shares issued for services, amount	83,980	$ 200	0	0	83,780	0
Common stock warrant issued for services	440,695	0	0	0	440,695	0
Net loss	(477,678)	$ 0	$ 0	$ 0	0	(477,678)
Balance, shares at Dec. 31, 2020		11,627,949	1,000	5,533,336
Balance, amount at Dec. 31, 2020	204,855	$ 11,628	$ 1	$ 5,534	7,451,655	(7,263,963)
Dividends to preferred stock holders	(74,319)	0	0	$ 0	0	(74,319)
Series E Preferred Shares issued for cash received , shares				1,440,000
Series E Preferred Shares issued for cash received , amount	960,000	$ 0	0	$ 1,440	958,560	0
Common shares issued for settlement of notes payable, shares		690,000
Common shares issued for settlement of notes payable, amount	7,590	$ 690	0	0	6,900	0
Common shares issued for services, shares		197,347
Common shares issued for services, amount	412,455	$ 197	0	0	412,258	0
Net loss	(276,716)	$ 0	0	$ 0	0	(276,716)
Conversion of Series B preferred shares to common shares, shares		1,333,334		(1,333,334)
Conversion of Series B preferred shares to common shares, amount	0	$ 1,334	$ 0	$ (100,000)	98,666	0
Balance, shares at Sep. 30, 2021		13,848,630	1,000	5,640,002
Balance, amount at Sep. 30, 2021	1,233,865	$ 13,849	$ 1	$ (93,026)	8,928,039	(7,614,998)
Balance, shares at Dec. 31, 2020		11,627,949	1,000	5,533,336
Balance, amount at Dec. 31, 2020	204,855	$ 11,628	$ 1	$ 5,534	7,451,655	(7,263,963)
Dividends to preferred stock holders	(99,443)	0	0	$ 0	0	(99,443)
Series E Preferred Shares issued for cash received , shares				1,440,000
Series E Preferred Shares issued for cash received , amount	960,000	$ 0	0	$ 1,440	958,560	0
Common shares issued for settlement of notes payable, shares		690,000
Common shares issued for settlement of notes payable, amount	7,590	$ 690	0	0	6,900	0
Common shares issued for services, shares		197,347
Common shares issued for services, amount	412,455	$ 197	0	$ 0	412,258	0
Net loss	(338,904)					(338,904)
Conversion of Series B preferred shares to common shares, shares		1,333,334		(1,333,334)
Conversion of Series B preferred shares to common shares, amount	0	$ 1,334	$ 0	$ (1,334)	0	0
Balance, shares at Dec. 31, 2021		13,848,630	1,000	5,640,002
Balance, amount at Dec. 31, 2021	1,146,552	$ 13,849	$ 1	$ 5,640	8,829,373	(7,702,310)
Dividends to preferred stock holders	(75,375)	0	0	0	0	(75,375)
Net loss	(293,785)	$ 0	$ 0	$ 0	0	(293,785)
Balance, shares at Sep. 30, 2022		13,848,630	1,000	5,640,002
Balance, amount at Sep. 30, 2022	$ 777,392	$ 13,849	$ 1	$ 5,640	$ 8,829,373	$ (8,071,470)